Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt
Debt consists of the following:

	December 31,
	2015	2014
	(in thousands)
Due within one year:
2015 Senior Unsecured Bonds	$—	$286,500
2018 Senior Secured Term Loan B	7,500	7,500
Senior Secured Credit Facility	82,083	75,000
Total current debt	89,583	369,000
Long-term debt:
2017 Senior Secured Bonds	498,887	498,369
2018 Senior Secured Term Loan B	721,958	728,706
2013 Revolving Credit Facility	50,000	—
Senior Secured Credit Facility	775,000	804,167
2020 Senior Secured Notes	750,000	750,000
Total long-term debt	2,795,845	2,781,242
Total debt	$2,885,428	$3,150,242

Aggregate Maturities of Debt Including Net Unamortized Discounts
As of December 31, 2015, the aggregate maturities of our debt, including net unamortized discounts of $2.9 million, was as follows:

(in thousands)
Years ending December 31,
2016	$89,583
2017	589,584
2018	848,333
2019	610,833
2020	750,000
Thereafter	—
Total	$2,888,333